UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number

                                    811-9925

                             Golden Gate Fund, Inc.
                             ----------------------
               (Exact name of registrant as specified in charter)

                     100 Larkspur Landing Circle, Suite 102
                              Larkspur, CA  94939
              (Address of principal executive offices) (Zip code)

                                 Bruce J. Raabe
                             Collins & Company, LLC
                     100 Larkspur Landing Circle, Suite 102
                              Larkspur, CA  94939

                    (Name and address of agent for service)

                                 (415) 925-4000
                                 --------------
              Registrant's telephone number, including area code:

Date of fiscal year end:  06/30/2003

Date of reporting period: 06/30/2003

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------
ANNUAL REPORT                                                     JUNE 30, 2003

                            (GOLDEN GATE FUND LOGO)
              A MUTUAL FUND INVESTING IN GREAT BAY AREA COMPANIES

Dear Fellow Shareholders:

  We are pleased to celebrate our third year and a decidedly more prosperous investment environment. During the last twelve months the market has turned from negative to positive resulting in a one-year return for the Fund of +7.70% (fiscal year ending 6/30/03). This is well above the S&P 500's return of +0.25% but slightly off our benchmark - the technology biased Bloomberg San Francisco Index. Fortunately, over the life of the Fund, we are significantly outperforming our benchmark. We are also pleased to see our Fund recognized by the Wall Street Journal as a top ten performer in their Multi Cap Core sector. Furthermore, Bloomberg L.P. shows our Fund outperforming over 90% of the thousands of funds they tracked during the last twelve months.

  Our research continues to focus on Bay Area companies with strong business models and compelling valuations. Page 3 of this report provides a convenient summary of our primary holdings and the diverse industry groups represented in our portfolio. We believe this strategy of diversification and valuation provides an appropriate balance between risk and return. Furthermore, though all Fund holdings are headquartered in the San Francisco Bay Area, most reach well beyond the Bay Area with either national or international offices, facilities and customers.

  Low interest rates, the recent tax cut, stable energy prices and significant liquidity (there is a record $6.3 trillion in cash, savings and money market funds) has our national economy well positioned to recover from the many issues which derailed the robust economic cycle of the late 90's. We therefore see ample opportunity for rekindled interest in equities and specifically Bay Area companies. During the last five years of the bull market (1996-2000), Bay Area stocks appreciated 217% versus the broad market return of 132% (BSFCA vs. S&P
500) showing the potential performance of Bay Area companies during a strong economic cycle. We hope to capitalize on this relationship in the future.

  Fortunately, even during these challenging times many of our holdings continue to deliver record financial results. We credit this to a combination of savvy corporate leadership and specific competitive advantage. At the same time, with our benchmark index still sixty percent below its high of 2000, valuations for many Bay Area companies more appropriately reflect realistic prospects for future company performance. We are finding ample investment opportunities as we scour the Bay Area investment landscape.

  Fortunately, many of the uncertainties discussed in our last semiannual report have subsided, reducing the risks we perceived just six months ago. In response, our portfolio has prospered setting the stage for a record year.

  In summary, we remain devoted to the careful management of your investment.
We are pleased to report our excellent performance during the last year and look forward to further enhancing shareholder value. Contact us anytime.

Regards,

/s/Bruce Raabe

Bruce Raabe, CFA
President

                                               SINCE        ANNUALIZED
                                 ONE         INCEPTION        SINCE
                                 YEAR         6/30/00       INCEPTION
                                 ----         -------       ---------
  GOLDEN GATE
    FUND                        7.70%         -33.80%        -12.85%
  BLOOMBERG
    SAN FRANCISCO
    INDEX                      10.58%         -57.50%        -24.85%

                             www.GoldenGateFund.com
                           Toll free: (877) 785-5443

                             GOLDEN GATE FUND, INC.
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  The factors materially affecting Fund performance in order of magnitude were:
(1) Market Conditions, (2) Sector Allocation and (3) Security Selection.

Market Conditions
-----------------

  Market conditions for Bay Area companies improved for the first time since the Fund's inception. For the one-year period ending June 30, 2003 the Bloomberg San Francisco Index finished with a 10.6% gain. The economy over this period continues to operate at less than its normal capacity and continues to be hindered by a weak labor market. A combination of fiscal and monetary stimulus has helped the market generate positive returns so far in 2003, but a reluctance by corporations to invest in capital spending has made the economic recovery tenuous.

Sector Allocation
-----------------

  During the first two years of the Fund's existence the Technology sector was a significant drag on the Fund. This weak relative performance reversed itself during the past year. The majority of the return of the Bloomberg San Francisco Index during this time period was attributable to three technology bellwether companies. The Fund was underweighted in technology stocks relative to the Index, which led to the Fund trailing the Index performance over that time period. Because the Fund is diversified, we did not weight these bellwether companies as heavily in the Funds as they were weighted in the Index.

Security Selection
------------------

  Securities in the Fund are selected based on current and expected financial performance in relation to relative valuation. More information about security selection criteria is available in the Fund prospectus.

  Substantially above-average performing selections:             Substantially below-average performing selections:
  --------------------------------------------------             --------------------------------------------------
  Autodesk*<F1>                    Macrovision*<F1>              Calpine Corp.                      PMI Group Inc.
  Bio-Rad Laboratories*<F1>        Oracle Corp*<F1>              ChevronTexaco Corp.                Robert Mondavi Corp.
  Cisco Systems*<F1>               Peets Coffee & Tea Inc.       Clorox Co.                         Ross Stores, Inc.
  Cooper Companies, Inc.           Varian Med Systems*<F1>       Copart Inc.*<F1>                   Safeway Inc.
  Hewlett-Packard Co.              Webex Communications          Granite Construction               Sanmina-Sci Corp.*<F1>

*<F1>  No longer in the Fund

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
GOLDEN GATE FUND, STANDARD & POOR'S 500 INDEX, AND BLOOMBERG SAN FRANCISCO INDEX

                   Golden       Standard & Poor's          Bloomberg San
    Date          Gate Fund     500 Index(1)<F2>      Francisco Index(2)<F3>
    ----          ---------     -----------------     ----------------------
  6/30/2000        $10,000            $10,000                  $10,000
  9/30/2000         $9,593             $9,903                   $8,928
 12/31/2000         $8,126             $9,128                   $6,592
  3/31/2001         $7,139             $8,046                   $4,927
  6/30/2001         $8,053             $8,517                   $5,473
  9/30/2001         $6,153             $7,267                   $3,931
 12/31/2001         $7,073             $8,044                   $5,051
  3/31/2002         $7,299             $8,066                   $5,021
  6/30/2002         $6,146             $6,985                   $3,843
  9/30/2002         $5,066             $5,778                   $2,951
 12/31/2002         $5,646             $6,266                   $3,431
  3/31/2003         $5,326             $6,068                   $3,388
  6/30/2003         $6,619             $7,003                   $4,251

(1)<F2> The Standard & Poor's 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.
(2)<F3> The Bloomberg San Francisco Index is a capitalization-weighted index designed to measure the performance of the San Francisco economy. All of the index members are headquartered in the San Francisco area and have a minimum market capitalization of $10 million.

                          Average Annual Total Return

                      1-Year            Since Inception*<F4>
                      ------            --------------------
                      7.70%                   -12.85%

*<F4>  June 30, 2000

Past performance is not predictive of future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                             GOLDEN GATE FUND, INC.

                        TOP TWENTY COMMON STOCK HOLDINGS

 1.   The Cooper Companies, Inc.        11.   Catellus Development Corp.
 2.   McKesson Corp.                    12.   WebEx Communications, Inc.
 3.   Hewlett-Packard Co.               13.   Building Materials Holding Corp.
 4.   Calpine Corp.                     14.   Fair Isaac Corp.
 5.   Wells Fargo & Co.                 15.   The PMIGroup, Inc.
 6.   Peet's Coffee & Tea Inc.          16.   Safeway Inc.
 7.   Chiron Corp.                      17.   Williams-Sonoma, Inc.
 8.   ChevronTexaco Corp.               18.   Ross Stores, Inc.
 9.   UCBH Holdings, Inc.               19.   Electronic Arts Inc.
10.   Clorox Co.                        20.   Granite Construction Inc.

                                INDUSTRY GROUPS

Financial Services                         11.0%
Construction                               10.2%
Commercial Services                         7.9%
Beverages                                   7.3%
Software                                    7.0%
Retail                                      7.0%
Internet Services                           6.3%
Medical Products                            4.7%
Computers                                   4.5%
Utilities                                   4.2%
Biotechnology                               3.8%
Oil & Gas Producers                         3.7%
Household Products/Ware                     3.7%
Real Estate                                 3.6%
Insurance                                   3.5%
Food-Retail                                 3.5%
Electronics                                 3.2%
Cash                                        4.9%

                             GOLDEN GATE FUND, INC.
                            STATEMENT OF NET ASSETS
                                 June 30, 2003

SHARES OR
PRINCIPAL
 AMOUNT                                                   COST         VALUE
---------                                                 ----         -----
COMMON STOCKS - 95.1% (A)<F6>

BEVERAGES - 7.3%
   3,200   The Robert
             Mondavi Corp.*<F5>                        $  105,164   $   80,064
   5,100   Peet's Coffee
             & Tea Inc.*<F5>                               87,005       89,097
                                                       ----------   ----------
                                                          192,169      169,161

BIOTECHNOLOGY - 3.8%
   2,000   Chiron Corp.*<F5>                               97,659       87,720

COMMERCIAL SERVICES - 7.9%
   5,000   Exponent, Inc.*<F5>                             76,694       77,500
   3,000   McKesson Corp.                                  93,846      107,220
                                                       ----------   ----------
                                                          170,540      184,720

COMPUTERS - 4.5%
   4,900   Hewlett-Packard Co.                            136,965      104,370

CONSTRUCTION - 10.2%
   5,600   Building Materials
             Holding Corp.                                 79,316       82,992
   4,200   Granite
             Construction Inc.                             93,126       80,472
   2,000   Simpson Manufacturing
             Co., Inc.*<F5>                                63,489       73,200
                                                       ----------   ----------
                                                          235,931      236,664

ELECTRONICS - 3.2%
   2,200   Varian Inc.*<F5>                                67,287       75,563

FINANCIAL SERVICES - 11.0%
   1,000   Golden West
             Financial Corp.                               58,165       80,010
   3,000   UCBH Holdings, Inc.                             60,020       86,070
   1,800   Wells Fargo & Co.                               78,793       90,720
                                                       ----------   ----------
                                                          196,978      256,800

FOOD-RETAIL - 3.5%
   4,000   Safeway Inc.*<F5>                              148,599       81,840

HOUSEHOLD PRODUCTS/WARE - 3.7%
   2,000   Clorox Co.                                      86,400       85,300

INSURANCE - 3.5%
   3,050   The PMI Group, Inc.                            102,656       81,862

INTERNET SERVICES - 6.3%
   5,000   Verity, Inc.*<F5>                               64,144       63,500
   6,000   WebEx
             Communications, Inc.*<F5>                     65,214       83,280
                                                       ----------   ----------
                                                          129,358      146,780

MEDICAL PRODUCTS - 4.7%
   3,150   The Cooper
             Companies, Inc.                               71,866      109,526

OIL & GAS PRODUCERS - 3.7%
   1,200   ChevronTexaco Corp.                             98,886       86,640

REAL ESTATE - 3.6%
   3,800   Catellus Development
             Corp.*<F5>                                    64,426       83,600

RETAIL - 7.0%
   1,900   Ross Stores, Inc.                               72,798       81,624
   2,800   Williams-Sonoma, Inc.*<F5>                      74,008       81,760
                                                       ----------   ----------
                                                          146,806      163,384

SOFTWARE - 7.0%
   1,100   Electronic Arts Inc.*<F5>                       67,634       81,290
   1,600   Fair Isaac Corp.                                81,392       82,320
                                                       ----------   ----------
                                                          149,026      163,610

UTILITIES - 4.2%
  15,000   Calpine Corp.*<F5>                              64,060       99,000
                                                       ----------   ----------
           Total common stocks                          2,159,612    2,216,540

SHORT-TERM INVESTMENTS - 8.4% (A)<F6>

           VARIABLE RATE DEMAND NOTES
$110,000   U.S. Bank, N.A., 0.78%                         110,000      110,000
  85,113   Wisconsin Corporate
             Central Credit
             Union, 0.70%                                  85,113       85,113
                                                       ----------   ----------
           Total short-term
             investments                                  195,113      195,113
                                                       ----------   ----------
           Total investments                           $2,354,725    2,411,653
                                                       ----------
                                                       ----------
           Liabilities, less cash and
             receivables (3.5%) (A)<F6>                                (81,619)
                                                                    ----------
           NET ASSETS                                               $2,330,034
                                                                    ----------
                                                                    ----------
           Net Asset Value Per Share
           ($0.0001 par value 1,000,000,000
           shares authorized), offering
           and redemption price
           ($2,330,034 / 234,547
           shares outstanding)                                      $     9.93
                                                                    ----------
                                                                    ----------

  *<F5>   Non-income producing security.
(a)<F6>   Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

                             GOLDEN GATE FUND, INC.
                            STATEMENT OF OPERATIONS
                        For the Year Ended June 30, 2003

INCOME:
   Dividends                                                         $  12,447
   Interest                                                              1,085
                                                                     ---------
       Total Income                                                     13,532
                                                                     ---------

EXPENSES:
   Transfer agent fees                                                  36,149
   Professional fees                                                    21,850
   Administrative services                                              20,350
   Management fees                                                      19,601
   Printing and postage expense                                          7,460
   Distribution fees                                                     4,900
   Insurance                                                             3,942
   Custodian fees                                                        3,890
   Registration fees                                                     2,990
   Board of Directors fees                                               2,600
   Other expenses                                                        2,261
                                                                     ---------
       Total expenses before reimbursement                             125,993
   Less expenses assumed by adviser                                    (87,962)
                                                                     ---------
       Net expenses                                                     38,031
                                                                     ---------
NET INVESTMENT LOSS                                                    (24,499)
                                                                     ---------
NET REALIZED LOSS ON INVESTMENTS                                      (442,922)
CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                       636,002
                                                                     ---------
NET GAIN ON INVESTMENTS                                                193,080
                                                                     ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 168,581
                                                                     ---------
                                                                     ---------

  The accompanying notes to financial statements are an integral part of this statement.

                             GOLDEN GATE FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
              For the Years Ended June 30, 2003 and June 30, 2002

                                                                                        2003              2002
                                                                                     ----------        ----------
OPERATIONS:
   Net investment loss                                                               $  (24,499)      $  (27,909)
   Net realized loss on investments                                                    (442,922)        (318,210)
   Change in unrealized depreciation on investments                                     636,002         (257,197)
                                                                                     ----------       ----------
        Net increase (decrease) in net assets resulting from operations                 168,581         (603,316)
                                                                                     ----------       ----------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (25,150 and 37,412 shares, respectively)                 209,300          370,070
   Cost of shares redeemed (25,758 and 9,079 shares, respectively)                     (215,446)         (96,890)
                                                                                     ----------       ----------
        Net (decrease) increase in net assets derived from Fund share activities         (6,146)         273,180
                                                                                     ----------       ----------
        TOTAL INCREASE (DECREASE)                                                       162,435         (330,136)
NET ASSETS AT THE BEGINNING OF THE YEAR                                               2,167,599        2,497,735
                                                                                     ----------       ----------
NET ASSETS AT THE END OF THE YEAR                                                    $2,330,034       $2,167,599
                                                                                     ----------       ----------
                                                                                     ----------       ----------

                              FINANCIAL HIGHLIGHTS
  (Selected Data for each share of the Fund outstanding throughout each year)

                                                                                     YEARS ENDED JUNE 30,
                                                                              2003           2002        2001+<F7>
                                                                            --------       --------      ---------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year                                           $ 9.22         $12.08         $15.00

Income from investment operations:
   Net investment loss (a)<F8>                                                (0.11)         (0.12)         (0.13)
   Net realized and unrealized gain (loss) on investments                      0.82          (2.74)         (2.79)
                                                                             ------         ------         ------
Total from investment operations                                               0.71          (2.86)         (2.92)

Less distributions:
   Dividend from net investment income                                           --             --             --
   Distribution from net realized gains                                          --             --             --
                                                                             ------         ------         ------
Total from distributions                                                         --             --             --
                                                                             ------         ------         ------
Net asset value, end of year                                                 $ 9.93         $ 9.22         $12.08
                                                                             ------         ------         ------
                                                                             ------         ------         ------

TOTAL INVESTMENT RETURN                                                        7.70%        (23.68%)       (19.47%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's $)                                          2,330          2,168          2,498
Ratio of expenses (after reimbursement) to average net assets (b)<F9>          1.95%          1.95%          1.95%
Ratio of net investment loss to average net assets (c)<F10>                   (1.25%)        (1.18%)        (1.02%)
Portfolio turnover rate                                                       64.46%        114.76%         89.26%

   +<F7>  Commencement of operations July 1, 2000.
 (a)<F8> Net investment loss per share is calculated using average shares outstanding.
 (b)<F9> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 6.44%, 4.33% and 4.90%, respectively for the years ended June 30, 2003, 2002 and 2001.
(c)<F10> If the Fund had paid all of its expenses, the ratios would have been (5.74%), (3.56%) and (3.97%), respectively for the years ended June 30, 2003, 2002 and 2001.

  The accompanying notes to financial statements are an integral part of these statements.

                             GOLDEN GATE FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                 June 30, 2003

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

     The following is a summary of significant accounting policies of the Golden Gate Fund, Inc. (the "Fund"), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund was incorporated under the laws of Maryland on April 25, 2000. The investment objective of the Fund is to produce long-term capital appreciation principally through investing in common stocks of United States companies headquartered in the greater San Francisco Bay Area.

     (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments (securities with maturities of 60 days or less) are valued at cost which approximates market value. For financial reporting purposes, investment transactions are recorded on trade date.

     (b) Net realized gains and losses on the sale of securities are computed on the identified cost basis.

     (c) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     (d) The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund's policy is to monitor the creditworthiness of the issuer and the Fund does not anticipate nonperformance by these counterparties.

     (e) Accounting principles generally accepted in the United States of America ("GAAP") require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (f) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     (g) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

     The Fund has a management agreement with Collins & Company LLC (the "Adviser"), with whom certain officers and directors of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund will pay the Adviser a monthly management fee at the annual rate of 1% of the daily net assets of the Fund.

     The Adviser has reimbursed the Fund for expenses over 1.95% of the daily net assets of the Fund. These reimbursements amounted to $87,962 for the year ended June 30, 2003.

     The Fund has an administrative agreement with Fiduciary Management, Inc. ("FMI") with whom an officer of the Fund is affiliated, to supervise all aspects of the Fund's operations except those performed by the Adviser. Under the terms of the agreement, the Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% of the daily net assets up to and including $30,000,000 and 0.1% of the daily net assets of the Fund in excess of $30,000,000, subject to a fiscal year minimum of twenty thousand dollars.

     The Fund has entered into a Service and Distribution Plan (the "Plan"), pursuant to 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.

(3)  DISTRIBUTION TO SHAREHOLDERS --

     Net investment income and net realized gains, if any, are distributed to shareholders at least annually.

(4)  INVESTMENT TRANSACTIONS --

     For the year ended June 30, 2003, purchases and proceeds of sales of investment securities (excluding short-term investments) were $1,219,792 and $1,326,934, respectively.

(5)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

     As of June 30, 2003, liabilities of the Fund included the following:

     Payable to brokers for investments purchased                      $81,392
     Payable to Adviser for management fees and prepaid expenses         6,576
     Other liabilities                                                     936

(6)  SOURCES OF NET ASSETS --

     As of June 30, 2003, the sources of net assets were as follows:

     Fund shares issued and outstanding                             $3,136,102
     Net unrealized appreciation on investments                         56,928
     Accumulated net realized loss on investments                     (862,996)
                                                                    ----------
                                                                    $2,330,034
                                                                    ----------
                                                                    ----------

(7)  INCOME TAX INFORMATION --

     The following information for the Fund is presented on an income tax basis as of June 30, 2003:

                         GROSS            GROSS         NET UNREALIZED      DISTRIBUTABLE    DISTRIBUTABLE
      COST OF         UNREALIZED        UNREALIZED       APPRECIATION         ORDINARY         LONG-TERM
    INVESTMENTS      APPRECIATION      DEPRECIATION     ON INVESTMENTS         INCOME        CAPITAL GAINS
    -----------      ------------      ------------     --------------      -------------    -------------
     $2,381,852        $234,449          $204,648           $29,801             $  --            $  --

     The difference, if any, between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

     The tax components of dividends paid during the year ended June 30, 2003, capital loss carryovers (expiring in varying amounts through 2011) as of June 30, 2003, and tax basis post-October losses as of June 30, 2003, which are not recognized for tax purposes until the first day of the following fiscal year are:

           ORDINARY         LONG-TERM       NET CAPITAL
            INCOME        CAPITAL GAINS         LOSS         POST-OCTOBER
        DISTRIBUTIONS     DISTRIBUTIONS      CARRYOVERS         LOSSES
        -------------     -------------      ----------      ------------
             $ --             $ --            $733,621         $102,248

     The Fund utilized $156,459 of post-October losses from the prior year to increase current year net capital losses.

     Since there were no ordinary distributions paid for the year ended June 30, 2003, there were no distributions designated as qualifying for the dividends received deduction for corporate shareholders.

(PRICEWATERHOUSECOOPERS LOGO)

100 East Wisconsin Avenue                               Telephone 414 212 1600
Suite 1500
Milwaukee, WI  53202

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of Golden Gate Fund, Inc.

  In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Golden Gate Fund, Inc. (the "Fund") at June 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

July 25, 2003

                             GOLDEN GATE FUND, INC.
                             DIRECTORS AND OFFICERS

                                                                                                        # of          Other
                                                  Term of                                               Funds in      Directorships
                                 Position(s)      Office and                                            Complex       held by
                                 Held with        Length of         Principal Occupation(s)             Overseen      Director
Name, Age and Address            the Fund         Time Served       During Past Five Years              by Director   or Officer
---------------------            -----------      -----------       -----------------------             -----------   -------------
"DISINTERESTED PERSONS" OF THE FUND

Thomas M. Comparet, 69           Director         Indefinite Term   Mr. Comparet has been                   1         None
962 Hilgard, #203                                 since June 2000   self-employed as an
Los Angeles, CA 90024                                               Attorney at Law since 1994.

David C. Cuneo, 44               Director         Indefinite Term   Mr. Cuneo has been employed by          1         None
c/o Calegari & Morris                             since June 2000   Calegari & Morris, an accounting
354 Pine Street                                                     firm, since July of 1994 as an
3rd Floor                                                           accountant. Mr. Cuneo is also a
San Francisco, CA 94104                                             shareholder and the Vice President
                                                                    of Calegari & Morris.

Judd C. Iversen, 58              Director         Indefinite Term   Since February of 1995,                 1         None
c/o University of San Francisco                   since June 2000   Mr. Iversen has been employed
2130 Fulton Street                                                  as a Program Director and
San Francisco, CA 94117-1080                                        Administrator at the University
                                                                    of San Francisco.  Also, since
                                                                    1971, Mr. Iversen has been an
                                                                    Attorney at Law and Professor.

Melinda Van der Reis, 34         Director         Indefinite Term   Ms. Van der Reis is Manager of          1         None
c/o Townsend and Townsend                         since June 2000   Recruitment and Professional
  and Crew LLP                                                      Development at Townsend and
Two Embarcadero Center                                              Townsend and Crew LLP since
8th Floor                                                           August 2000.  Prior to that time,
San Francisco, CA 94111                                             Ms. Van der Reis had been employed
                                                                    by Kelly Law Registry as a Recruiting
                                                                    Director since October 1997.

"INTERESTED PERSONS" OF THE FUND

Johanna L. Longfellow, 67        Director         Indefinite Term   Ms. Longfellow has been                 1         None
c/o Collins & Company, LLC                        since June 2000   employed by Collins & Company,
100 Larkspur Landing Circle      Treasurer        One Year Term     LLC, the Adviser, since November
Suite 102                                         since June 2000   of 1975.  Ms. Longfellow
Larkspur, CA 94939                                                  currently serves as the Office
                                                                    Manager and Executive Secretary
                                                                    of Collins & Company, LLC.

Bruce J. Raabe, 37               Director         Indefinite Term   Mr. Raabe has been employed by          1         None
c/o Collins & Company, LLC                        since June 2000   Collins & Company, LLC, the
100 Larkspur Landing Circle      President        One Year Term     Adviser, since January of 1992, and
Suite 102                                         since June 2000   is a Member of Collins & Company,
Larkspur, CA 94939                                                  LLC.  Mr. Raabe currently serves as
                                                                    a Senior Portfolio Manager,
                                                                    Compliance Officer and Chief
                                                                    Investment Officer of Collins &
                                                                    Company, LLC.

John T. Burke, 32                Secretary        One Year Term     Mr. Burke has been employed             N/A       None
c/o Collins & Company, LLC                        Since September   by Collins & Company, LLC
100 Larkspur Landing Circle                       2000              since September of 2000.  He
Suite 102                                                           currently serves as a Portfolio
Larkspur, CA 94939                                                  Assistant.

Justin D. Burt, 28               Vice-President   One Year Term     Mr. Burt has been employed              N/A       None
c/o Collins & Company, LLC                        Since June 2000   by Collins & Company, LLC
100 Larkspur Landing Circle                                         since March of 1999 as a
Suite 102                                                           Portfolio Assistant.  From
Larkspur, CA 94939                                                  October 1997 to March 1999
                                                                    Mr. Burt was employed by
                                                                    Fidelity Investments as an
                                                                    Investment Specialist.

Camille F. Wildes, 50            Vice-President   One Year Term     Ms. Wildes is a Vice-President          N/A       None
c/o Fiduciary Management, Inc.   of Compliance    Since June 2000   of Fiduciary Management,Inc.,
225 East Mason Street                                               the Fund's administrator and has
Milwaukee, WI  53202                                                been employed by such Company
                                                                    in various capacities since December
                                                                    1982.

                                U.S. BANK, N.A.
                                   Custodian

                        U.S. BANCORP FUND SERVICES, LLC
                  Transfer Agent and Dividend Disbursing Agent

                             COLLINS & COMPANY, LLC
                               Investment Adviser

                           PRICEWATERHOUSECOOPERS LLP
                              Independent Auditors

                                FOLEY & LARDNER
                                 Legal Counsel

                            (GOLDEN GATE FUND LOGO)
              A MUTUAL FUND INVESTING IN GREAT BAY AREA COMPANIES

                             GOLDEN GATE FUND, INC.
                     100 Larkspur Landing Circle, Suite 102
                           Larkspur, California 94939
               Local: (415) 925-4010    Toll free: (877) 785-5443
                             www.GoldenGateFund.com

This material is appropriate for use by prospective investors only when accompanied or preceded by the Fund's current prospectus, which contains more complete information, including fees and expenses. Please read it carefully before investing. Past performance is no guarantee of future results. The value of securities will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable to annual reports filed for periods ending before July 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable to annual reports filed for periods ending before July 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------
Not applicable.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES
-------------------------------

Not applicable.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) The disclosure controls and procedures of the Golden Gate Fund, Inc. are periodically evaluated. As of July 25, 2003, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b) The internal controls of the Golden Gate Fund, Inc. are periodically evaluated. Since, July 25, 2003, the date of the last evaluation, there have been no significant changes in Golden Gate Fund's internal controls or in other factors that could have had a significant effect on such controls. There have also been no significant deficiencies or material weaknesses identified since the last evaluation that required any corrective action.

ITEM 10. EXHIBITS.
------------------

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Golden Gate Fund, Inc.
     ----------------------
     Registrant

     By  /s/ Bruce J. Raabe
         ----------------------------------------------
         Bruce J. Raabe, Principal Executive Officer

     Date    8-7-03
          ------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     Golden Gate Fund, Inc.
     ----------------------
     Registrant

     By  /s/Bruce J. Raabe
         ----------------------------------------------
         Bruce J. Raabe, Principal Financial Officer

     Date    8-7-03
          ------------